Earnings Per Share	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
EARNINGS PER SHARE

16. EARNINGS PER SHARE

Basic and diluted earnings per share for the periods presented were calculated as follows:

	For the Six Months Ended June 30,
	2025	2024

Numerator:
Net income attributable to the Company’s ordinary shareholders (U$’000)
Basic	30,253	36,639
Diluted	30,253	36,639

Denominator:
Weighted-average number of common stock used to compute net income per share
Basic	163,186,914	159,525,286
Diluted	168,569,206	163,153,129

Basic and diluted earnings per share ($)
Basic	0.19	0.23
Diluted	0.18	0.22

Net income per ordinary share is calculated in accordance with ASC 260 - Earnings Per Share. Basic income per ordinary share is computed by dividing net income by the weighted average number of ordinary shares outstanding during the period. For the six months ended June 30, 2025 and 2024, the Company recorded net income and as such, the Company calculated the impact of dilutive ordinary shares in determining diluted earnings per share.